Quarterly Holdings Report
for
Strategic Advisers® Large Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
LGC-NPRT3-0423
1.9899748.102
Common Stocks - 89.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	7,712,434	145,842,127
Cellnex Telecom SA (a)	8,900	333,917
Consolidated Communications Holdings, Inc. (b)	2,000	6,060
Deutsche Telekom AG	944,709	21,202,171
Frontier Communications Parent, Inc. (b)(c)	115,800	3,168,288
Iridium Communications, Inc.	300	18,411
Liberty Global PLC Class C (b)	80,000	1,700,000
Lumen Technologies, Inc. (c)	1,969,815	6,697,371
Verizon Communications, Inc.	3,347,034	129,898,390
		308,866,735
Entertainment - 1.1%
Activision Blizzard, Inc.	698,750	53,279,688
Cinemark Holdings, Inc. (b)(c)	96,700	1,316,087
Electronic Arts, Inc.	162,775	18,058,259
Endeavor Group Holdings, Inc. (b)	9,800	218,638
Live Nation Entertainment, Inc. (b)	76,881	5,540,045
Netflix, Inc. (b)	796,916	256,710,551
Playtika Holding Corp. (b)	1,000	9,600
Roblox Corp. (b)	79,700	2,920,208
Sea Ltd. ADR (b)	55,500	3,468,195
Skillz, Inc. (b)	7,900	4,941
Spotify Technology SA (b)	21,606	2,512,778
Take-Two Interactive Software, Inc. (b)	251,291	27,528,929
The Walt Disney Co. (b)	1,854,001	184,677,040
Warner Bros Discovery, Inc. (b)	104,440	1,631,353
Warner Music Group Corp. Class A	1,700	53,652
		557,929,964
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	6,085,963	548,101,828
Class C (b)	7,105,710	641,645,613
Bumble, Inc. (b)	31	750
CarGurus, Inc. Class A (b)	15,600	265,980
DHI Group, Inc. (b)	1,600	6,784
Eventbrite, Inc. (b)	400	3,504
IAC, Inc. (b)	157,510	8,181,069
Match Group, Inc. (b)	112,359	4,653,910
Meta Platforms, Inc. Class A (b)	3,258,526	570,046,538
Pinterest, Inc. Class A (b)	82,800	2,079,108
Shutterstock, Inc.	1,787	134,418
Snap, Inc. Class A (b)	472,700	4,797,905
TripAdvisor, Inc. (b)	16,600	358,062
Vimeo, Inc. (b)	89,400	342,402
ZipRecruiter, Inc. (b)	13,000	221,780
		1,780,839,651
Media - 0.8%
Altice U.S.A., Inc. Class A (b)(c)	179,300	710,028
AMC Networks, Inc. Class A (b)	11,300	252,668
Charter Communications, Inc. Class A (b)	297,447	109,344,492
Clear Channel Outdoor Holdings, Inc. (b)	2,000	3,540
Comcast Corp. Class A	4,455,499	165,610,898
comScore, Inc. (b)	4,200	4,872
Cumulus Media, Inc. (b)	800	4,336
DISH Network Corp. Class A (b)	5,400	61,614
Fox Corp.:
Class A (c)	1,006,475	35,246,755
Class B	3,200	103,200
Gannett Co., Inc. (b)	1,670	5,060
Gray Television, Inc.	1,100	12,870
Interpublic Group of Companies, Inc.	170,800	6,070,232
Liberty Broadband Corp.:
Class A (b)	43,600	3,781,428
Class C (b)(c)	158,280	13,718,128
Liberty Media Corp. Liberty SiriusXM Series C (b)	285,459	9,197,489
News Corp.:
Class A	1,472	25,245
Class B	2,200	37,972
Nexstar Broadcasting Group, Inc. Class A	80,100	14,890,590
Omnicom Group, Inc.	289,479	26,218,113
Paramount Global Class B (c)	278,700	5,969,754
TEGNA, Inc.	305,280	5,311,872
The New York Times Co. Class A	89	3,427
The Trade Desk, Inc. (b)	20,300	1,135,988
WideOpenWest, Inc. (b)	3,600	39,348
		397,759,919
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (b)	1,299	21,382
T-Mobile U.S., Inc. (b)	1,642,606	233,545,721
		233,567,103
TOTAL COMMUNICATION SERVICES		3,278,963,372
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. (b)	1,106	9,733
Aptiv PLC (b)	35,612	4,140,963
Autoliv, Inc.	936	86,655
BorgWarner, Inc.	900,291	45,266,631
Compagnie Generale des Etablissements Michelin SCA ADR	1,374,400	21,509,360
Dana, Inc.	1,200	19,008
Lear Corp.	40,765	5,692,832
Magna International, Inc.:
Class A (c)	52,309	2,915,181
Class A (sub. vtg.)	208,225	11,605,358
The Goodyear Tire & Rubber Co. (b)	857,300	9,738,928
Visteon Corp. (b)(c)	1,106	184,746
		101,169,395
Automobiles - 1.3%
Ferrari NV	14,900	3,879,513
Ford Motor Co.	4,425,212	53,412,309
General Motors Co.	1,243,140	48,159,244
Harley-Davidson, Inc.	639,500	30,408,225
Tesla, Inc. (b)	2,539,830	522,468,429
Thor Industries, Inc. (c)	107,900	9,817,821
Winnebago Industries, Inc.	5,000	317,800
		668,463,341
Distributors - 0.1%
Genuine Parts Co.	9,700	1,715,542
LKQ Corp.	575,101	32,947,536
Pool Corp.	1,200	428,232
		35,091,310
Diversified Consumer Services - 0.1%
2U, Inc. (b)	22,905	205,229
ADT, Inc.	9,400	70,876
Adtalem Global Education, Inc. (b)	700	27,384
American Public Education, Inc. (b)	1,200	13,248
Bright Horizons Family Solutions, Inc. (b)	183,175	14,441,517
Chegg, Inc. (b)	79,400	1,261,666
Coursera, Inc. (b)	23,800	268,226
Duolingo, Inc. (b)(c)	3,500	317,765
Frontdoor, Inc. (b)	1,641	46,358
Grand Canyon Education, Inc. (b)	4,174	472,872
H&R Block, Inc. (c)	38,900	1,431,520
Laureate Education, Inc. Class A	19,129	226,870
Perdoceo Education Corp. (b)	4,500	62,033
Service Corp. International	166,156	11,220,515
Stride, Inc. (b)	1,000	42,470
Udemy, Inc. (b)	5,200	49,088
		30,157,637
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (b)	84,093	10,366,985
ARAMARK Holdings Corp.	31,100	1,144,480
Bloomin' Brands, Inc.	2,100	54,810
Booking Holdings, Inc. (b)	62,619	158,050,356
Boyd Gaming Corp.	39,785	2,591,197
Caesars Entertainment, Inc. (b)	106,733	5,417,767
Chipotle Mexican Grill, Inc. (b)	69,783	104,052,036
Choice Hotels International, Inc.	93	11,007
Churchill Downs, Inc.	28,998	7,127,128
Darden Restaurants, Inc.	46,834	6,696,794
Dine Brands Global, Inc.	86,972	6,668,143
Domino's Pizza, Inc.	24,085	7,081,231
Expedia, Inc. (b)	343,020	37,378,889
Hilton Grand Vacations, Inc. (b)	96	4,583
Hilton Worldwide Holdings, Inc.	954,613	137,951,125
Hyatt Hotels Corp. Class A (b)	2,800	325,472
Las Vegas Sands Corp. (b)	491,457	28,244,034
Marriott International, Inc. Class A	469,264	79,418,239
Marriott Vacations Worldwide Corp. (c)	55,900	8,552,141
McDonald's Corp.	602,343	158,964,341
MGM Resorts International	483,032	20,775,206
Papa John's International, Inc.	1,000	83,950
Planet Fitness, Inc. (b)	79	6,403
Red Rock Resorts, Inc.	4,200	183,414
Royal Caribbean Cruises Ltd. (b)	400	28,256
SeaWorld Entertainment, Inc. (b)	6,137	396,450
Six Flags Entertainment Corp. (b)	18,400	485,760
Starbucks Corp.	944,695	96,443,913
Target Hospitality Corp. (b)	100	1,483
Texas Roadhouse, Inc. Class A (c)	59,675	6,059,400
The Cheesecake Factory, Inc. (c)	1,688	63,199
The ONE Group Hospitality, Inc. (b)	600	5,100
Travel+Leisure Co.	4,500	188,775
Wendy's Co.	13,900	305,244
Wingstop, Inc.	500	85,175
Wyndham Hotels & Resorts, Inc.	55	4,236
Wynn Resorts Ltd. (b)	155,277	16,827,368
Yum China Holdings, Inc.	183,236	10,761,450
Yum! Brands, Inc.	947,161	120,440,993
		1,033,246,533
Household Durables - 0.4%
D.R. Horton, Inc.	214,893	19,873,305
Garmin Ltd.	13,088	1,284,325
GoPro, Inc. Class A (b)	15,900	82,521
Leggett & Platt, Inc.	97	3,346
Lennar Corp.:
Class A	654,299	63,296,885
Class B	6,000	489,960
Lovesac (b)(c)	301	8,666
Meritage Homes Corp.	98	10,705
Mohawk Industries, Inc. (b)	132,068	13,583,194
Newell Brands, Inc. (c)	508,944	7,476,387
NVR, Inc. (b)	4,988	25,806,017
PulteGroup, Inc.	574,300	31,396,981
Skyline Champion Corp. (b)	4,700	321,527
Sony Group Corp. sponsored ADR	306,000	25,575,480
Tempur Sealy International, Inc.	917	39,193
Toll Brothers, Inc.	12,704	761,478
TopBuild Corp. (b)	3,800	788,842
TRI Pointe Homes, Inc. (b)	400	9,536
Tupperware Brands Corp. (b)	1,500	6,150
Vizio Holding Corp. (b)	700	7,175
Whirlpool Corp. (c)	173,807	23,981,890
		214,803,563
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (b)	3,133	31,017
Alibaba Group Holding Ltd. sponsored ADR (b)	186,992	16,416,028
Amazon.com, Inc. (b)	11,118,543	1,047,700,307
CarParts.com, Inc. (b)	5,362	33,620
Chewy, Inc. (b)(c)	4,900	198,695
ContextLogic, Inc. (b)	50,700	24,676
Coupang, Inc. Class A (b)	80,700	1,251,657
eBay, Inc.	790,926	36,303,503
Etsy, Inc. (b)	109,648	13,312,364
Lyft, Inc. (b)	46,300	463,000
Overstock.com, Inc. (b)(c)	53,965	1,045,302
Qurate Retail, Inc. Series A (b)	45,500	96,005
Revolve Group, Inc. (b)(c)	1,300	35,204
Uber Technologies, Inc. (b)	1,670,686	55,567,016
Wayfair LLC Class A (b)(c)	6,600	267,234
		1,172,745,628
Leisure Products - 0.0%
Acushnet Holdings Corp. (c)	15,500	748,030
Brunswick Corp.	35,098	3,068,267
Hasbro, Inc.	60,409	3,323,099
Latham Group, Inc. (b)	6,318	20,091
Mattel, Inc. (b)	33,000	593,670
Polaris, Inc. (c)	22,789	2,592,249
Topgolf Callaway Brands Corp. (b)	4,500	104,310
YETI Holdings, Inc. (b)	4,200	163,716
		10,613,432
Multiline Retail - 0.2%
Dillard's, Inc. Class A (c)	400	142,564
Dollar General Corp.	391,630	84,709,569
Dollar Tree, Inc. (b)	115,229	16,740,469
Kohl's Corp.	232,700	6,524,908
Macy's, Inc.	570,900	11,680,614
Target Corp.	47,268	7,964,658
		127,762,782
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (b)	1,500	44,115
Academy Sports & Outdoors, Inc.	5,300	313,495
Advance Auto Parts, Inc.	2,726	395,161
American Eagle Outfitters, Inc.	44,062	633,171
Arhaus, Inc. (b)(c)	1,500	21,765
Asbury Automotive Group, Inc. (b)	1,400	317,940
AutoNation, Inc. (b)	129,500	17,678,045
AutoZone, Inc. (b)	29,877	74,290,356
Bath & Body Works, Inc.	278,162	11,368,481
Best Buy Co., Inc.	373,816	31,067,848
Boot Barn Holdings, Inc. (b)	800	61,960
Burlington Stores, Inc. (b)	383,424	82,148,592
CarMax, Inc. (b)(c)	126,967	8,765,802
Chico's FAS, Inc. (b)	7,523	43,257
Conn's, Inc. (b)	5,600	47,992
Dick's Sporting Goods, Inc.	203,092	26,123,724
Fast Retailing Co. Ltd.	10,500	2,074,474
Gap, Inc. (c)	271,734	3,535,259
Group 1 Automotive, Inc.	1,100	243,177
GrowGeneration Corp. (b)	14,500	61,408
Leslie's, Inc. (b)	100	1,261
LL Flooring Holdings, Inc. (b)	7,800	39,390
Lowe's Companies, Inc.	1,357,465	279,298,424
MarineMax, Inc. (b)	1,600	53,728
Murphy U.S.A., Inc.	24,228	6,180,321
O'Reilly Automotive, Inc. (b)	188,882	156,790,948
Penske Automotive Group, Inc. (c)	238,000	34,307,700
Ross Stores, Inc.	337,943	37,356,219
Sally Beauty Holdings, Inc. (b)	477,900	7,689,411
Shoe Carnival, Inc.	400	10,540
Sleep Number Corp. (b)(c)	80,425	3,205,741
Sonic Automotive, Inc. Class A (sub. vtg.)	3,681	209,412
The Aaron's Co., Inc.	23,600	338,660
The Buckle, Inc.	67	2,733
The Cato Corp. Class A (sub. vtg.)	5,100	47,175
The Children's Place, Inc. (b)	300	12,561
The Home Depot, Inc.	840,036	249,104,275
The ODP Corp. (b)	63,070	2,855,810
TJX Companies, Inc.	1,644,938	126,002,251
Ulta Beauty, Inc. (b)	59,726	30,985,849
Upbound Group, Inc. (c)	12,083	324,429
Urban Outfitters, Inc. (b)	6,400	172,480
Victoria's Secret & Co. (b)	2,000	79,280
Williams-Sonoma, Inc. (c)	33,200	4,147,344
		1,198,451,964
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	47,600	2,359,532
Columbia Sportswear Co.	41,359	3,606,505
Fossil Group, Inc. (b)	6,693	28,981
G-III Apparel Group Ltd. (b)	3,847	63,918
Hanesbrands, Inc. (c)	66,200	376,016
Kontoor Brands, Inc. (c)	3,300	172,095
Levi Strauss & Co. Class A (c)	36,900	661,986
lululemon athletica, Inc. (b)	800	247,360
NIKE, Inc. Class B	756,199	89,828,879
Oxford Industries, Inc.	1,561	183,589
PVH Corp.	40,700	3,265,768
Ralph Lauren Corp.	146,362	17,298,525
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	50,100	2,229,951
Steven Madden Ltd.	77	2,795
Tapestry, Inc.	572,037	24,889,330
Under Armour, Inc.:
Class A (sub. vtg.) (b)	20,800	206,544
Class C (non-vtg.) (b)	97,500	858,000
Unifi, Inc. (b)	4,488	46,451
VF Corp.	47,000	1,166,540
Wolverine World Wide, Inc.	8,300	139,025
		147,631,790
TOTAL CONSUMER DISCRETIONARY		4,740,137,375
CONSUMER STAPLES - 5.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	162,138	10,517,892
Coca-Cola Bottling Co. Consolidated	1,186	660,424
Constellation Brands, Inc. Class A (sub. vtg.)	513,423	114,852,725
Keurig Dr. Pepper, Inc.	1,270,518	43,896,397
Molson Coors Beverage Co. Class B (c)	733,220	38,999,972
Monster Beverage Corp. (b)	1,770,602	180,176,460
PepsiCo, Inc.	1,371,244	237,951,971
The Coca-Cola Co.	5,192,546	309,008,412
The Vita Coco Co., Inc. (b)	200	3,382
		936,067,635
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	316,603	6,294,068
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	56,600	2,655,160
BJ's Wholesale Club Holdings, Inc. (b)	58,900	4,229,020
Casey's General Stores, Inc.	95	19,755
Chefs' Warehouse Holdings (b)	600	19,530
Costco Wholesale Corp.	369,217	178,767,487
Kroger Co.	2,553,160	110,143,322
Natural Grocers by Vitamin Cottage, Inc.	194	2,130
Performance Food Group Co. (b)(c)	3,800	215,042
Rite Aid Corp. (b)(c)	500	1,930
SpartanNash Co.	182	4,870
Sprouts Farmers Market LLC (b)	1,200	36,348
Sysco Corp.	825,396	61,549,780
U.S. Foods Holding Corp. (b)	149,500	5,610,735
United Natural Foods, Inc. (b)	9,500	386,935
Walgreens Boots Alliance, Inc.	836,300	29,713,739
Walmart, Inc.	862,096	122,529,704
		522,179,555
Food Products - 0.7%
Archer Daniels Midland Co.	447,273	35,602,931
Bunge Ltd.	152,700	14,582,850
Campbell Soup Co.	21,980	1,154,390
Conagra Brands, Inc.	1,284,735	46,777,201
Darling Ingredients, Inc. (b)	176,151	11,145,074
Flowers Foods, Inc.	27,000	752,760
General Mills, Inc.	243,845	19,388,116
Hormel Foods Corp.	9,700	430,486
Ingredion, Inc.	234,500	23,309,300
Kellogg Co.	119,506	7,880,226
Lamb Weston Holdings, Inc.	2,800	281,792
Mondelez International, Inc.	801,248	52,225,345
Post Holdings, Inc. (b)	130,312	11,722,868
The Hershey Co.	89,579	21,348,467
The J.M. Smucker Co.	87,800	12,984,742
The Kraft Heinz Co.	1,560,745	60,775,410
Tyson Foods, Inc. Class A	447,593	26,515,409
		346,877,367
Household Products - 1.1%
Church & Dwight Co., Inc.	24,300	2,035,854
Colgate-Palmolive Co.	799,696	58,617,717
Energizer Holdings, Inc. (c)	432,257	15,660,671
Kimberly-Clark Corp.	162,673	20,342,259
Procter & Gamble Co.	3,303,347	454,408,413
Reynolds Consumer Products, Inc.	9,900	271,656
Spectrum Brands Holdings, Inc.	25	1,601
The Clorox Co.	16,424	2,552,947
		553,891,118
Personal Products - 0.1%
BellRing Brands, Inc. (b)	189,540	5,852,995
Coty, Inc. Class A (b)	12,600	142,380
elf Beauty, Inc. (b)	40	2,990
Estee Lauder Companies, Inc. Class A	232,044	56,398,294
MediFast, Inc.	500	56,065
Olaplex Holdings, Inc. (b)(c)	62,200	306,024
The Beauty Health Co. (b)(c)	164,606	2,075,682
		64,834,430
Tobacco - 0.5%
Altria Group, Inc.	1,955,341	90,786,483
Philip Morris International, Inc.	1,666,358	162,136,633
Vector Group Ltd.	50,500	670,135
		253,593,251
TOTAL CONSUMER STAPLES		2,677,443,356
ENERGY - 4.9%
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,597	17,679
Baker Hughes Co. Class A	1,957,325	59,894,145
Championx Corp.	23,300	712,281
Expro Group Holdings NV (b)	178,000	4,045,940
Halliburton Co.	1,378,921	49,958,308
Helmerich & Payne, Inc.	134	5,639
Liberty Oilfield Services, Inc. Class A	1,210	18,453
Nextier Oilfield Solutions, Inc. (b)	55,700	508,541
NOV, Inc.	617,300	13,506,524
Oceaneering International, Inc. (b)	28,600	597,454
Patterson-UTI Energy, Inc.	328	4,494
RPC, Inc.	1,325	11,620
Schlumberger Ltd.	951,638	50,636,658
Solaris Oilfield Infrastructure, Inc. Class A	1,108	9,894
TETRA Technologies, Inc. (b)	920	3,275
U.S. Silica Holdings, Inc. (b)	16,000	194,240
Weatherford International PLC (b)	60,500	4,030,510
		184,155,655
Oil, Gas & Consumable Fuels - 4.5%
Africa Oil Corp.	572,500	1,170,594
Alto Ingredients, Inc. (b)	24,900	72,708
Antero Midstream GP LP	13,100	138,074
Antero Resources Corp. (b)	25,900	678,580
APA Corp.	592,000	22,720,960
Berry Corp.	600	5,658
BP PLC sponsored ADR	475,359	18,824,216
Callon Petroleum Co. (b)	321	12,442
Canadian Natural Resources Ltd.	132,800	7,504,733
Cheniere Energy, Inc.	2,800	440,552
Chevron Corp.	1,944,218	312,571,928
Clean Energy Fuels Corp. (b)	5,100	28,560
CNX Resources Corp. (b)	400	6,140
Comstock Resources, Inc. (c)	68,608	832,901
ConocoPhillips Co.	2,668,529	275,792,472
Coterra Energy, Inc. (c)	1,298,782	32,430,587
Delek U.S. Holdings, Inc.	7,700	193,809
Denbury, Inc. (b)	9,000	750,330
Devon Energy Corp.	302,364	16,303,467
Diamondback Energy, Inc.	105,311	14,804,620
DT Midstream, Inc.	5,400	271,080
Earthstone Energy, Inc. (b)	100	1,395
Eco Atlantic Oil & Gas Ltd. (b)	708,000	191,982
EOG Resources, Inc.	1,794,379	202,800,715
EQT Corp. (c)	285,486	9,472,425
Equitrans Midstream Corp.	17,500	105,525
Exxon Mobil Corp.	7,437,245	817,427,598
Gevo, Inc. (b)(c)	23,200	42,920
Green Plains, Inc. (b)	3,300	114,411
Hess Corp.	325,926	43,902,232
HF Sinclair Corp.	292,000	14,518,240
Imperial Oil Ltd. (c)	178,600	8,833,796
Kinder Morgan, Inc.	1,797,359	30,662,945
Kosmos Energy Ltd. (b)	602,700	4,743,249
Magnolia Oil & Gas Corp. Class A	925	20,211
Marathon Oil Corp.	613,380	15,426,507
Marathon Petroleum Corp.	726,058	89,740,769
Matador Resources Co.	9	484
MEG Energy Corp. (b)	662,800	10,472,677
Murphy Oil Corp.	5,400	210,708
New Fortress Energy, Inc.	3,100	102,269
Occidental Petroleum Corp.	950,735	55,675,042
ONEOK, Inc.	451,079	29,523,121
Overseas Shipholding Group, Inc. (b)	624	2,309
Ovintiv, Inc.	94,800	4,054,596
Par Pacific Holdings, Inc. (b)	200	5,556
PBF Energy, Inc. Class A	17,100	747,441
PDC Energy, Inc.	35,300	2,368,983
Phillips 66 Co.	658,247	67,509,812
Pioneer Natural Resources Co.	125,567	25,164,882
Range Resources Corp.	149,394	4,024,674
Shell PLC ADR	269,866	16,399,757
SM Energy Co.	2,300	67,873
Southwestern Energy Co. (b)	314,300	1,665,790
Suncor Energy, Inc.	284,800	9,569,280
Talos Energy, Inc. (b)	2,598	46,270
Targa Resources Corp.	10,600	785,460
Tellurian, Inc. (b)(c)	133,600	199,064
Texas Pacific Land Corp.	301	535,837
The Williams Companies, Inc.	545,318	16,414,072
TotalEnergies SE sponsored ADR	273,646	16,941,424
Tourmaline Oil Corp.	33,600	1,472,539
VAALCO Energy, Inc.	3,200	15,008
Valero Energy Corp.	439,372	57,878,474
Vitesse Energy, Inc.	11	191
		2,265,412,924
TOTAL ENERGY		2,449,568,579
FINANCIALS - 12.5%
Banks - 4.6%
AIB Group PLC	228,600	978,283
Ameris Bancorp	9	431
Banc of California, Inc.	100	1,755
Bank of America Corp.	12,461,921	427,443,890
Bank OZK	4,500	207,135
BankUnited, Inc.	296,921	10,516,942
BNP Paribas SA	46,617	3,259,050
BOK Financial Corp.	25,500	2,669,340
Brookline Bancorp, Inc., Delaware	1,700	22,032
Byline Bancorp, Inc.	3,000	73,950
Cathay General Bancorp	100	4,292
Citigroup, Inc.	2,047,400	103,782,706
Citizens Financial Group, Inc.	880,211	36,757,611
Comerica, Inc.	339,924	23,828,672
Commerce Bancshares, Inc.	261,372	17,289,758
Cullen/Frost Bankers, Inc.	161,098	21,235,938
Customers Bancorp, Inc. (b)	1,400	43,120
DNB Bank ASA	107,400	2,143,190
East West Bancorp, Inc.	53,522	4,078,912
Eurobank Ergasias Services and Holdings SA (b)	2,472,050	3,796,526
Fifth Third Bancorp	4,746,863	172,311,127
First Financial Bankshares, Inc.	100	3,668
First Foundation, Inc.	7,800	117,546
First Hawaiian, Inc.	501	13,702
First Internet Bancorp	1,286	34,735
First Republic Bank	24,905	3,063,564
FNB Corp., Pennsylvania	1,784	25,458
Fulton Financial Corp.	100	1,720
Hancock Whitney Corp.	200	9,824
Hilltop Holdings, Inc.	405	13,434
Huntington Bancshares, Inc.	2,681,894	41,086,616
JPMorgan Chase & Co.	3,023,571	433,428,903
KBC Group NV	36,800	2,751,882
KeyCorp	1,200,900	21,964,461
M&T Bank Corp.	220,407	34,227,003
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	2,250,000	16,042,500
NatWest Group PLC	954,435	3,352,876
Northwest Bancshares, Inc.	100	1,382
Old National Bancorp, Indiana	100	1,767
PacWest Bancorp	4,000	111,000
Pathward Financial, Inc.	300	15,303
Pinnacle Financial Partners, Inc.	14,207	1,052,597
Piraeus Financial Holdings SA (b)	661,999	1,681,171
PNC Financial Services Group, Inc.	785,097	123,982,518
Prosperity Bancshares, Inc.	34,800	2,557,452
Regions Financial Corp.	2,822,643	65,824,035
Seacoast Banking Corp., Florida	3	92
ServisFirst Bancshares, Inc.	201	14,864
Signature Bank	25,834	2,972,202
Societe Generale Series A	43,821	1,262,902
Sumitomo Mitsui Financial Group, Inc.	65,300	2,851,903
SVB Financial Group (b)	134,081	38,630,077
Synovus Financial Corp.	24,000	1,003,440
Truist Financial Corp.	2,818,351	132,321,579
Trustmark Corp.	292	8,585
U.S. Bancorp	1,659,271	79,197,005
Umpqua Holdings Corp.	176	3,108
UniCredit SpA	237,313	4,855,078
United Community Bank, Inc.	600	19,866
Univest Corp. of Pennsylvania	95	2,679
Valley National Bancorp	14,300	165,594
Washington Federal, Inc.	92	3,226
Wells Fargo & Co.	8,473,125	396,288,056
Western Alliance Bancorp.	82,300	6,109,952
Wintrust Financial Corp.	98	9,029
Zions Bancorp NA	326,500	16,527,430
		2,264,056,444
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	2,495	397,728
Ameriprise Financial, Inc.	353,015	121,038,253
Ares Management Corp.	510,285	41,144,280
Bank of New York Mellon Corp.	1,429,784	72,747,410
BlackRock, Inc. Class A	26,970	18,593,927
Blackstone, Inc. (c)	240,000	21,792,000
Blue Owl Capital, Inc. Class A (c)	35,452	437,478
Brookfield Asset Management Ltd. Class A (c)	349,468	11,749,114
Brookfield Corp. Class A	1,473,367	48,989,453
Carlyle Group LP (c)	12,200	419,680
Cboe Global Markets, Inc.	43,656	5,508,078
Charles Schwab Corp.	2,874,197	223,957,430
CME Group, Inc.	188,093	34,864,918
Donnelley Financial Solutions, Inc. (b)	351	14,851
Evercore, Inc. Class A	97	12,724
FactSet Research Systems, Inc.	70,580	29,258,939
Federated Hermes, Inc.	1,900	74,765
Franklin Resources, Inc.	38,400	1,131,648
Goldman Sachs Group, Inc.	472,682	166,218,625
Greenhill & Co., Inc.	300	3,372
Interactive Brokers Group, Inc.	84	7,233
Intercontinental Exchange, Inc.	374,683	38,142,729
Invesco Ltd.	354,950	6,268,417
Jefferies Financial Group, Inc.	804,709	30,409,953
KKR & Co. LP	430,783	24,274,622
LPL Financial	6,400	1,597,184
MarketAxess Holdings, Inc.	1,800	614,610
Moody's Corp.	154,696	44,885,044
Morgan Stanley	1,835,937	177,167,921
MSCI, Inc.	59,295	30,960,884
NASDAQ, Inc.	26,600	1,491,196
Northern Trust Corp.	185,593	17,681,445
Open Lending Corp. (b)	2,000	14,160
Raymond James Financial, Inc.	569,941	61,815,801
S&P Global, Inc.	484,238	165,222,006
Sculptor Capital Management, Inc. Class A	596	5,346
SEI Investments Co.	393,851	23,729,523
State Street Corp.	797,325	70,706,781
StepStone Group, Inc. Class A	65,487	1,872,928
Stifel Financial Corp.	16,800	1,122,744
T. Rowe Price Group, Inc. (c)	143,486	16,110,608
TPG, Inc. (c)	9,200	303,784
Tradeweb Markets, Inc. Class A	90	6,380
Victory Capital Holdings, Inc.	1,600	54,336
Virtu Financial, Inc. Class A	178,985	3,289,744
		1,516,110,052
Consumer Finance - 0.8%
Ally Financial, Inc.	4,000	120,200
American Express Co.	1,260,125	219,249,149
Bread Financial Holdings, Inc. (c)	1,900	78,033
Capital One Financial Corp.	914,069	99,706,647
Discover Financial Services	471,925	52,855,600
Encore Capital Group, Inc. (b)	466	24,083
EZCORP, Inc. (non-vtg.) Class A (b)	4,600	40,572
Green Dot Corp. Class A (b)	900	17,037
LendingClub Corp. (b)	31,500	296,100
LendingTree, Inc. (b)	900	29,637
Navient Corp.	737,100	13,304,655
OneMain Holdings, Inc.	97,367	4,195,544
PRA Group, Inc. (b)	116	4,937
PROG Holdings, Inc. (b)	900	22,248
SLM Corp.	20,600	296,228
Synchrony Financial	235,802	8,420,489
		398,661,159
Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	398,882	28,280,734
Berkshire Hathaway, Inc.:
Class A (b)	1	463,525
Class B (b)	1,798,250	548,789,935
Corebridge Financial, Inc. (c)	1,281,950	25,921,029
Equitable Holdings, Inc.	1,216,838	38,233,050
Sunrisemezz Ltd. (b)	91,291	12,427
Voya Financial, Inc. (c)	198,676	14,799,375
		656,500,075
Insurance - 2.7%
AFLAC, Inc.	704,074	47,982,643
Allstate Corp.	109,200	14,062,776
American Financial Group, Inc.	99,893	13,396,650
American International Group, Inc.	1,674,187	102,309,568
Aon PLC	20,038	6,092,554
Arch Capital Group Ltd. (b)	369,385	25,856,950
Arthur J. Gallagher & Co.	39,538	7,407,444
Assurant, Inc.	84,777	10,799,742
Axis Capital Holdings Ltd.	162,000	9,836,640
Brighthouse Financial, Inc. (b)	13,900	803,837
Brookfield Asset Management Reinsurance Partners Ltd.	8,450	282,315
Brown & Brown, Inc.	500	28,035
Chubb Ltd.	612,036	129,151,837
Cincinnati Financial Corp.	494,478	59,683,495
CNA Financial Corp.	106,863	4,678,462
Direct Line Insurance Group PLC	793,306	1,720,950
Everest Re Group Ltd.	75,314	28,918,317
Fairfax Financial Holdings Ltd.	16,131	11,276,859
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,455	3,813,783
Fidelity National Financial, Inc.	103,800	4,137,468
First American Financial Corp.	39,500	2,242,810
Globe Life, Inc.	282,955	34,432,794
Hartford Financial Services Group, Inc.	1,564,244	122,449,020
Lincoln National Corp.	264,600	8,393,112
Loews Corp.	499,421	30,509,629
Markel Corp. (b)	4,120	5,479,023
Marsh & McLennan Companies, Inc.	473,471	76,768,588
MBIA, Inc. (b)	10,400	143,416
Mercury General Corp.	9,500	323,475
MetLife, Inc.	1,806,300	129,565,899
Old Republic International Corp.	116,138	3,062,559
Primerica, Inc.	98	18,810
Principal Financial Group, Inc.	100,600	9,009,736
Progressive Corp.	2,019,223	289,798,885
Prudential Financial, Inc.	153,700	15,370,000
Prudential PLC	89,270	1,364,309
Reinsurance Group of America, Inc.	24,922	3,600,481
RenaissanceRe Holdings Ltd.	158,346	34,028,555
Ryan Specialty Group Holdings, Inc. (b)(c)	20,300	855,036
The Travelers Companies, Inc.	404,608	74,901,033
Unum Group	456,500	20,337,075
W.R. Berkley Corp.	104,918	6,944,522
		1,351,839,092
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	368,875	7,628,335
Apollo Commercial Real Estate Finance, Inc.	100	1,149
Arbor Realty Trust, Inc.	7,700	116,116
Ares Commercial Real Estate Corp.	162	1,832
Blackstone Mortgage Trust, Inc.	9,900	209,583
Granite Point Mortgage Trust, Inc.	2,900	17,371
Great Ajax Corp.	1,524	12,771
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	852	26,761
Invesco Mortgage Capital, Inc.	3,400	42,602
Ladder Capital Corp. Class A (c)	16,500	186,450
Rithm Capital Corp. (c)	42,500	386,750
Starwood Property Trust, Inc.	13,600	260,576
Two Harbors Investment Corp.	497	8,235
		8,898,531
Thrifts & Mortgage Finance - 0.0%
Axos Financial, Inc. (b)	366	17,345
Enact Holdings, Inc.	7,700	186,725
MGIC Investment Corp.	426,652	5,870,732
Radian Group, Inc.	609,100	13,004,285
UWM Holdings Corp. Class A (c)	78,370	333,856
		19,412,943
TOTAL FINANCIALS		6,215,478,296
HEALTH CARE - 13.6%
Biotechnology - 2.7%
AbbVie, Inc.	2,976,944	458,151,682
ACADIA Pharmaceuticals, Inc. (b)	6,200	128,278
ADMA Biologics, Inc. (b)	3,900	13,845
Allogene Therapeutics, Inc. (b)(c)	2,642	16,777
Alnylam Pharmaceuticals, Inc. (b)	13,569	2,597,785
Amgen, Inc.	758,495	175,712,952
Amicus Therapeutics, Inc. (b)	191	2,519
AnaptysBio, Inc. (b)	100	2,490
Arcus Biosciences, Inc. (b)	300	5,463
Arcutis Biotherapeutics, Inc. (b)	70,000	1,132,600
Argenx SE ADR (b)	22,800	8,345,256
Ascendis Pharma A/S sponsored ADR (b)	34,000	3,777,060
Atara Biotherapeutics, Inc. (b)	65,800	266,490
Avidity Biosciences, Inc. (b)	40,000	948,000
BioCryst Pharmaceuticals, Inc. (b)	200	1,770
Biogen, Inc. (b)	357,585	96,497,888
BioMarin Pharmaceutical, Inc. (b)	351,360	34,991,942
bluebird bio, Inc. (b)	27	140
Blueprint Medicines Corp. (b)	54,000	2,287,980
BridgeBio Pharma, Inc. (b)	305	3,483
C4 Therapeutics, Inc. (b)	1,110	5,850
CareDx, Inc. (b)	5,000	84,100
Catalyst Pharmaceutical Partners, Inc. (b)	8,000	122,080
Celldex Therapeutics, Inc. (b)	35,000	1,497,650
Chimerix, Inc. (b)	1,500	2,370
Coherus BioSciences, Inc. (b)	6,660	45,088
Cytokinetics, Inc. (b)(c)	69,000	2,991,840
Deciphera Pharmaceuticals, Inc. (b)	2,000	29,000
Dynavax Technologies Corp. (b)	4,300	44,290
Editas Medicine, Inc. (b)	100	904
Emergent BioSolutions, Inc. (b)	15,800	195,604
Exact Sciences Corp. (b)	22,000	1,371,260
Exelixis, Inc. (b)	11,222	191,672
Fate Therapeutics, Inc. (b)	5,500	33,660
Gilead Sciences, Inc.	1,355,545	109,162,039
Gossamer Bio, Inc. (b)(c)	14,200	24,566
Incyte Corp. (b)	108,073	8,319,460
Inovio Pharmaceuticals, Inc. (b)	900	1,134
Intercept Pharmaceuticals, Inc. (b)	9,100	183,638
Ionis Pharmaceuticals, Inc. (b)(c)	200	7,180
Iovance Biotherapeutics, Inc. (b)	13,500	98,415
Ironwood Pharmaceuticals, Inc. Class A (b)	487	5,488
Karuna Therapeutics, Inc. (b)	10,400	2,073,968
Kodiak Sciences, Inc. (b)	732	4,758
Legend Biotech Corp. ADR (b)	100,000	4,618,000
MannKind Corp. (b)	388	2,049
MiMedx Group, Inc. (b)	2,500	12,025
Mirati Therapeutics, Inc. (b)	594	27,229
Moderna, Inc. (b)	321,362	44,608,259
Myriad Genetics, Inc. (b)	2,200	41,624
Natera, Inc. (b)	28,000	1,359,400
Neurocrine Biosciences, Inc. (b)	2,800	288,680
Novavax, Inc. (b)	100	926
Organogenesis Holdings, Inc. Class A (b)	1,100	2,695
Protagonist Therapeutics, Inc. (b)	1,260	20,437
Recursion Pharmaceuticals, Inc. (b)	500	4,075
Regeneron Pharmaceuticals, Inc. (b)	279,481	212,522,942
Repligen Corp. (b)	11,500	2,005,255
Rocket Pharmaceuticals, Inc. (b)	200	3,842
Sarepta Therapeutics, Inc. (b)(c)	14,000	1,709,820
Seagen, Inc. (b)	13,923	2,501,824
SpringWorks Therapeutics, Inc. (b)	2,200	70,180
Stoke Therapeutics, Inc. (b)	2,400	21,336
TG Therapeutics, Inc. (b)	100	1,602
Travere Therapeutics, Inc. (b)	3,800	84,208
Vanda Pharmaceuticals, Inc. (b)	800	5,152
Vaxcyte, Inc. (b)	500	20,485
Vertex Pharmaceuticals, Inc. (b)	566,220	164,368,004
Viking Therapeutics, Inc. (b)	587	6,463
Vir Biotechnology, Inc. (b)	438	9,986
Xencor, Inc. (b)(c)	64,000	2,056,320
Y-mAbs Therapeutics, Inc. (b)	656	2,493
Zai Lab Ltd. (b)	380,000	1,391,421
Zentalis Pharmaceuticals, Inc. (b)	67,000	1,268,310
		1,350,415,456
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	732,177	74,477,044
Alcon, Inc. (c)	305,000	20,813,200
Align Technology, Inc. (b)	1,800	557,100
Angiodynamics, Inc. (b)	5,192	64,277
Axonics Modulation Technologies, Inc. (b)	1,497	89,955
Baxter International, Inc.	1,007,490	40,249,226
Becton, Dickinson & Co.	295,735	69,364,644
Boston Scientific Corp. (b)	2,898,922	135,437,636
Cerus Corp. (b)	3,395	9,710
Dentsply Sirona, Inc.	196,043	7,463,357
DexCom, Inc. (b)	367,995	40,851,125
Edwards Lifesciences Corp. (b)	251,666	20,244,013
Embecta Corp.	20,100	642,195
Enovis Corp. (b)	98	5,647
Envista Holdings Corp. (b)	200	7,732
Figs, Inc. Class A (b)(c)	126,600	1,165,986
GE HealthCare Technologies, Inc. (b)	74,504	5,662,304
Hologic, Inc. (b)	213,708	17,019,705
IDEXX Laboratories, Inc. (b)	27,532	13,029,244
Inari Medical, Inc. (b)	95	5,345
Inspire Medical Systems, Inc. (b)	199	51,726
Insulet Corp. (b)	49,327	13,632,010
Integra LifeSciences Holdings Corp. (b)	19,800	1,101,276
Intuitive Surgical, Inc. (b)	654,604	150,159,612
iRhythm Technologies, Inc. (b)	20,800	2,447,744
Lantheus Holdings, Inc. (b)	127,990	9,466,140
Masimo Corp. (b)	41,556	6,952,734
Medtronic PLC	664,357	55,008,760
Neogen Corp. (b)(c)	80,000	1,415,200
Nevro Corp. (b)	58,700	1,845,528
NuVasive, Inc. (b)	4,711	203,657
Omnicell, Inc. (b)	600	32,664
Penumbra, Inc. (b)	65,900	17,133,341
ResMed, Inc.	40,267	8,576,871
Semler Scientific, Inc. (b)	1,500	33,000
Sensus Healthcare, Inc. (b)	100	687
Shockwave Medical, Inc. (b)	1,400	266,336
Sight Sciences, Inc. (b)	1,300	14,274
Staar Surgical Co. (b)	300	16,617
STERIS PLC	125,820	23,657,935
Stryker Corp.	191,131	50,244,517
Tandem Diabetes Care, Inc. (b)	71,900	2,578,334
Teleflex, Inc.	40,995	9,766,239
TransMedics Group, Inc. (b)	6,300	504,441
Zimmer Biomet Holdings, Inc.	395,967	49,048,432
Zimvie, Inc. (b)	22,488	255,913
		851,573,433
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (b)	56,931	4,128,067
agilon health, Inc. (b)(c)	470,000	9,968,700
AirSculpt Technologies, Inc. (c)	260	1,703
AmerisourceBergen Corp.	415,174	64,584,467
AMN Healthcare Services, Inc. (b)	92	8,281
Cardinal Health, Inc.	464,433	35,162,222
Centene Corp. (b)	1,684,531	115,221,920
Cigna Group	365,697	106,820,094
Community Health Systems, Inc. (b)	3,500	21,210
CVS Health Corp.	2,007,833	167,734,369
DaVita HealthCare Partners, Inc. (b)	159,543	13,124,007
Elevance Health, Inc.	316,007	148,419,008
Encompass Health Corp.	100	5,652
Enhabit Home Health & Hospice (b)	13,700	210,295
Fulgent Genetics, Inc. (b)	600	19,674
Guardant Health, Inc. (b)(c)	1,900	58,691
HCA Holdings, Inc.	714,770	174,010,757
Henry Schein, Inc. (b)	55,400	4,338,374
Humana, Inc.	218,582	108,202,462
Laboratory Corp. of America Holdings	98,272	23,522,386
LifeStance Health Group, Inc. (b)	151,700	776,704
McKesson Corp.	291,442	101,949,326
Molina Healthcare, Inc. (b)	126,908	34,941,580
NeoGenomics, Inc. (b)	1,500	25,275
Oak Street Health, Inc. (b)	5,136	181,814
Opko Health, Inc. (b)	1,900	2,166
Owens & Minor, Inc. (b)	2,400	36,792
Patterson Companies, Inc.	17,411	461,740
Pediatrix Medical Group, Inc. (b)	26,600	418,684
PetIQ, Inc. Class A (b)	100	932
Privia Health Group, Inc. (b)	80	2,234
Quest Diagnostics, Inc.	183,600	25,402,896
RadNet, Inc. (b)	675	15,920
Select Medical Holdings Corp.	300	8,157
Surgery Partners, Inc. (b)	190,200	6,362,190
Tenet Healthcare Corp. (b)	5,700	333,621
The Joint Corp. (b)	1,100	17,270
UnitedHealth Group, Inc.	1,357,370	646,026,678
Universal Health Services, Inc. Class B	113,600	15,173,552
		1,807,699,870
Health Care Technology - 0.0%
Certara, Inc. (b)	100	1,812
GoodRx Holdings, Inc. (b)(c)	7,624	40,331
HealthStream, Inc.	100	2,565
MultiPlan Corp. Class A (b)	10,700	10,807
Nextgen Healthcare, Inc. (b)	55	996
OptimizeRx Corp. (b)	205	3,659
Phreesia, Inc. (b)	60,000	2,208,000
Schrodinger, Inc. (b)	1,300	28,249
Sharecare, Inc. Class A (b)	7,600	17,784
Teladoc Health, Inc. (b)(c)	400	10,596
Veeva Systems, Inc. Class A (b)	47,829	7,923,352
Veradigm, Inc. (b)	6,200	102,982
		10,351,133
Life Sciences Tools & Services - 1.5%
Adaptive Biotechnologies Corp. (b)	200	1,710
Agilent Technologies, Inc.	301,715	42,834,479
Avantor, Inc. (b)	114,700	2,795,239
Azenta, Inc. (b)	4,800	210,672
Berkeley Lights, Inc. (b)	8,300	14,525
Bio-Rad Laboratories, Inc. Class A (b)	11,697	5,589,294
Bio-Techne Corp.	1,300	94,432
Bruker Corp.	50,082	3,451,651
Charles River Laboratories International, Inc. (b)	44,054	9,662,804
Codexis, Inc. (b)	1,678	8,113
CryoPort, Inc. (b)	100	2,166
Cytek Biosciences, Inc. (b)	8,900	91,670
Danaher Corp.	713,216	176,542,356
Illumina, Inc. (b)	146,067	29,096,546
Inotiv, Inc. (b)	200	1,500
IQVIA Holdings, Inc. (b)	100,889	21,032,330
Lonza Group AG	3,500	2,084,746
Maravai LifeSciences Holdings, Inc. (b)	22,300	328,925
MaxCyte, Inc. (b)	800	3,632
Medpace Holdings, Inc. (b)	3,112	603,355
Mettler-Toledo International, Inc. (b)	21,382	30,655,587
Nanostring Technologies, Inc. (b)	11,700	114,192
Pacific Biosciences of California, Inc. (b)	12,300	111,684
PerkinElmer, Inc.	200	24,914
Personalis, Inc. (b)	400	1,204
Quanterix Corp. (b)	1,629	17,919
Sotera Health Co. (b)	15,500	258,695
Syneos Health, Inc. (b)	50,200	2,019,044
Thermo Fisher Scientific, Inc.	734,410	397,873,962
Waters Corp. (b)	34,713	10,791,925
West Pharmaceutical Services, Inc.	53,518	16,966,812
		753,286,083
Pharmaceuticals - 4.0%
Amylyx Pharmaceuticals, Inc. (b)	3,600	125,352
AstraZeneca PLC:
(United Kingdom)	90,000	11,725,028
sponsored ADR	374,533	24,412,061
Bristol-Myers Squibb Co.	4,283,697	295,403,745
Catalent, Inc. (b)	43,000	2,933,460
Elanco Animal Health, Inc. (b)	2,066,658	23,704,567
Eli Lilly & Co.	833,848	259,510,175
GSK PLC sponsored ADR	78,472	2,689,235
Innoviva, Inc. (b)	100	1,207
Jazz Pharmaceuticals PLC (b)	162,700	22,843,080
Johnson & Johnson	2,157,131	330,601,897
Merck & Co., Inc.	4,325,673	459,559,500
Novartis AG sponsored ADR	256,676	21,591,585
Novo Nordisk A/S:
Series B	30,000	4,237,658
Series B sponsored ADR	360,598	50,840,712
Organon & Co.	178,300	4,366,567
Paratek Pharmaceuticals, Inc. (b)	5,800	10,150
Pfizer, Inc.	7,702,872	312,505,517
Provention Bio, Inc. (b)	4,806	39,890
Revance Therapeutics, Inc. (b)	21,200	735,640
Roche Holding AG sponsored ADR (c)	513,599	18,515,244
Royalty Pharma PLC	280,000	10,038,000
UCB SA	46,000	3,959,479
Viatris, Inc.	3,056,055	34,839,027
Zoetis, Inc. Class A	492,043	82,171,181
		1,977,359,957
TOTAL HEALTH CARE		6,750,685,932
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc. (b)	382	21,522
AerSale Corp. (b)	904	17,953
BWX Technologies, Inc.	91	5,561
General Dynamics Corp.	318,977	72,698,048
HEICO Corp. (c)	3,806	630,159
Hexcel Corp.	6,400	466,880
Howmet Aerospace, Inc.	717,279	30,254,828
Huntington Ingalls Industries, Inc.	57,785	12,435,332
Kaman Corp.	1,200	31,200
Kratos Defense & Security Solutions, Inc. (b)	20,500	259,325
L3Harris Technologies, Inc.	152,817	32,273,422
Lockheed Martin Corp.	213,980	101,482,155
Moog, Inc. Class A	127,400	12,564,188
Northrop Grumman Corp.	134,151	62,260,821
Parsons Corp. (b)	23,500	1,058,205
Raytheon Technologies Corp.	2,442,095	239,545,099
Textron, Inc.	352,913	25,596,780
The Boeing Co. (b)	870,899	175,529,693
TransDigm Group, Inc.	158,383	117,816,362
Triumph Group, Inc. (b)	9,900	124,938
V2X, Inc. (b)	37,733	1,749,679
		886,822,150
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (b)	2,100	43,953
C.H. Robinson Worldwide, Inc. (c)	78,944	7,891,242
Delhivery Private Ltd.	175,200	732,641
Expeditors International of Washington, Inc.	354,546	37,071,330
FedEx Corp.	389,233	79,099,930
Forward Air Corp.	198	20,436
United Parcel Service, Inc. Class B	524,563	95,727,502
		220,587,034
Airlines - 0.2%
Alaska Air Group, Inc. (b)	166,154	7,947,146
American Airlines Group, Inc. (b)	33,300	532,134
Delta Air Lines, Inc. (b)	540,970	20,740,790
JetBlue Airways Corp. (b)	100	830
SkyWest, Inc. (b)	200	3,814
Southwest Airlines Co.	862,952	28,977,928
United Airlines Holdings, Inc. (b)	494,441	25,691,154
Wheels Up Experience, Inc. Class A (b)	1,300	1,443
		83,895,239
Building Products - 0.5%
A.O. Smith Corp.	8,417	552,408
Advanced Drain Systems, Inc. (c)	26,800	2,377,964
Allegion PLC	7,000	788,970
Builders FirstSource, Inc. (b)	133,499	11,318,045
Carlisle Companies, Inc.	55,709	14,385,178
Carrier Global Corp.	911,065	41,025,257
Fortune Brands Home & Security, Inc.	199,541	12,361,565
Griffon Corp.	600	21,882
Jeld-Wen Holding, Inc. (b)	996	13,097
Johnson Controls International PLC	310,953	19,502,972
Lennox International, Inc.	4,900	1,248,667
Masco Corp.	123,300	6,464,619
MasterBrand, Inc. (b)	7,600	74,024
Owens Corning	168,905	16,517,220
Trane Technologies PLC	709,249	131,189,788
Trex Co., Inc. (b)	15,500	792,515
		258,634,171
Commercial Services & Supplies - 0.3%
ACCO Brands Corp.	300	1,701
Aurora Innovation, Inc. (b)	400	624
Cintas Corp.	29,454	12,914,695
Clean Harbors, Inc. (b)	96	12,679
Copart, Inc. (b)	427,143	30,096,496
Deluxe Corp.	215,300	3,970,132
Driven Brands Holdings, Inc. (b)	1,184	33,122
Harsco Corp. (b)	46,200	390,852
Pitney Bowes, Inc. (c)	16,700	72,478
Republic Services, Inc.	316,826	40,848,376
Rollins, Inc.	2,536	89,267
Tetra Tech, Inc.	98	13,415
Waste Connections, Inc. (United States)	253,361	33,930,105
Waste Management, Inc.	155,081	23,224,931
		145,598,873
Construction & Engineering - 0.0%
AECOM	1,700	146,812
Dycom Industries, Inc. (b)	1	84
Fluor Corp. (b)	49,200	1,804,164
Granite Construction, Inc.	300	12,960
Great Lakes Dredge & Dock Corp. (b)	2,700	15,485
MasTec, Inc. (b)	13	1,270
Willscot Mobile Mini Holdings (b)	413,738	21,266,133
		23,246,908
Electrical Equipment - 0.5%
Acuity Brands, Inc.	74,300	14,411,228
AMETEK, Inc. (c)	457,574	64,774,175
Array Technologies, Inc. (b)(c)	30,400	569,696
Babcock & Wilcox Enterprises, Inc. (b)	800	5,192
ChargePoint Holdings, Inc. Class A (b)(c)	130	1,477
Eaton Corp. PLC	682,292	119,353,340
Emerson Electric Co.	90,719	7,503,368
Encore Wire Corp. (c)	708	136,651
EnerSys	2	181
Enovix Corp. (b)(c)	21,200	195,464
FuelCell Energy, Inc. (b)(c)	107,600	359,384
Generac Holdings, Inc. (b)	900	108,009
GrafTech International Ltd. (c)	33,500	189,275
Plug Power, Inc. (b)	100	1,487
Regal Rexnord Corp.	7,500	1,182,300
Rockwell Automation, Inc.	84,104	24,804,793
Sensata Technologies, Inc. PLC	58,500	2,958,930
SunPower Corp. (b)(c)	4,700	70,594
Vertiv Holdings Co.	199	3,234
Vicor Corp. (b)	700	32,900
		236,661,678
Industrial Conglomerates - 0.8%
3M Co.	252,009	27,151,450
General Electric Co.	1,173,414	99,399,900
Honeywell International, Inc.	1,470,695	281,608,679
		408,160,029
Machinery - 1.7%
3D Systems Corp. (b)	15,200	148,808
AGCO Corp.	254,983	35,904,156
Allison Transmission Holdings, Inc.	310,600	14,753,500
Caterpillar, Inc.	171,420	41,063,661
Cummins, Inc.	436,379	106,075,007
Deere & Co.	339,998	142,540,762
Dover Corp.	156,747	23,496,375
Enerpac Tool Group Corp. Class A	10,000	269,300
Fortive Corp.	572,585	38,168,516
Graco, Inc.	2	139
IDEX Corp.	1,699	382,241
Illinois Tool Works, Inc.	1,178	274,662
Ingersoll Rand, Inc. (c)	1,975,663	114,726,750
ITT, Inc.	52,848	4,803,355
John Bean Technologies Corp.	6	665
Kennametal, Inc. (c)	9,900	280,467
Microvast Holdings, Inc. (b)	1,400	1,806
Middleby Corp. (b)	48,675	7,568,476
Mueller Industries, Inc.	200	14,794
Nordson Corp.	61,581	13,525,651
Oshkosh Corp.	196,400	17,516,916
Otis Worldwide Corp.	289,272	24,478,197
PACCAR, Inc.	627,210	45,284,562
Parker Hannifin Corp.	211,700	74,486,645
Pentair PLC	86,900	4,861,186
Proto Labs, Inc. (b)	400	12,576
REV Group, Inc.	1,100	12,859
Shyft Group, Inc. (The)	1,900	49,267
Snap-On, Inc.	89,144	22,168,330
Stanley Black & Decker, Inc.	398,467	34,112,760
Terex Corp.	1,234	73,065
Timken Co. (c)	323,422	27,636,410
Titan International, Inc. (b)	900	11,169
Trinity Industries, Inc.	3,900	108,849
Wabash National Corp.	15,400	421,960
Watts Water Technologies, Inc. Class A	101	17,698
Westinghouse Air Brake Tech Co.	133,228	13,899,677
Xylem, Inc. (c)	233,500	23,968,775
		833,119,992
Marine - 0.0%
Kirby Corp. (b)	576	41,777
Matson, Inc.	1,700	113,067
		154,844
Professional Services - 0.2%
ASGN, Inc. (b)	200	17,760
Booz Allen Hamilton Holding Corp. Class A	72	6,821
CACI International, Inc. Class A (b)	6,700	1,963,100
CBIZ, Inc. (b)	1,092	54,698
CoStar Group, Inc. (b)	580,900	41,046,394
Dun & Bradstreet Holdings, Inc.	140,793	1,690,924
Equifax, Inc.	10,309	2,087,882
HireRight Holdings Corp. (b)	3,453	38,052
Jacobs Solutions, Inc.	6,800	812,600
KBR, Inc. (c)	128	7,054
LegalZoom.com, Inc. (b)	4,100	33,497
Leidos Holdings, Inc.	127,137	12,341,189
Manpower, Inc.	83,100	7,053,528
Planet Labs PBC Class A (b)(c)	3,404	15,692
Robert Half International, Inc.	100,846	8,130,205
Science Applications International Corp.	1,284	136,926
TransUnion Holding Co., Inc.	152,750	9,994,433
TriNet Group, Inc. (b)	700	58,009
Upwork, Inc. (b)(c)	38,400	435,456
Verisk Analytics, Inc.	15,600	2,669,316
		88,593,536
Road & Rail - 1.1%
Avis Budget Group, Inc. (b)	5,300	1,164,198
Canadian Pacific Railway Ltd. (c)	329,191	24,998,765
Covenant Transport Group, Inc. Class A	500	17,325
CSX Corp.	3,840,049	117,083,094
Hertz Global Holdings, Inc. (b)	1,657	30,671
J.B. Hunt Transport Services, Inc.	124,445	22,498,412
Knight-Swift Transportation Holdings, Inc. Class A	79,800	4,535,832
Landstar System, Inc.	13,295	2,403,603
Marten Transport Ltd.	721	15,912
Norfolk Southern Corp.	162,677	36,573,043
Old Dominion Freight Lines, Inc.	196,636	66,710,729
Ryder System, Inc.	300	29,373
Saia, Inc. (b)(c)	68,905	18,664,297
Schneider National, Inc. Class B	2,201	61,760
TuSimple Holdings, Inc. (b)	12,703	24,390
U-Haul Holding Co. (c)	7,000	449,470
U-Haul Holding Co. (non-vtg.)	67,100	3,732,773
Union Pacific Corp.	1,169,059	242,322,550
Werner Enterprises, Inc.	3,900	181,155
Yellow Corp. (b)	900	2,178
		541,499,530
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	4,500	194,760
Beacon Roofing Supply, Inc. (b)	4,584	297,960
Core & Main, Inc. (b)	72	1,678
Fastenal Co.	371,272	19,142,784
GATX Corp. (c)	200	21,818
GMS, Inc. (b)	99	6,010
MRC Global, Inc. (b)	8,500	95,200
MSC Industrial Direct Co., Inc. Class A	60	5,071
NOW, Inc. (b)	661	8,494
Rush Enterprises, Inc. Class A	2,948	167,093
United Rentals, Inc.	148,952	69,788,481
Univar Solutions, Inc. (b)	4,500	156,375
Veritiv Corp.	201	30,439
W.W. Grainger, Inc.	24,454	16,345,787
Watsco, Inc. (c)	3,517	1,071,665
WESCO International, Inc.	2,100	347,718
		107,681,333
TOTAL INDUSTRIALS		3,834,655,317
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	315,995	43,828,507
Cisco Systems, Inc.	3,813,269	184,638,485
CommScope Holding Co., Inc. (b)	283,376	2,051,642
F5, Inc. (b)	1,003	143,409
Harmonic, Inc. (b)	163	2,150
Infinera Corp. (b)(c)	43,700	308,959
Juniper Networks, Inc.	21,135	650,535
Motorola Solutions, Inc.	132,211	34,746,373
NetScout Systems, Inc. (b)	14,200	403,848
Ubiquiti, Inc.	200	53,660
Viavi Solutions, Inc. (b)	20,800	227,552
		267,055,120
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	511,035	39,615,433
Arlo Technologies, Inc. (b)	38,800	147,440
Arrow Electronics, Inc. (b)	210,800	24,872,292
Avnet, Inc.	172,414	7,708,630
Belden, Inc.	800	67,504
CDW Corp.	400	80,968
Corning, Inc.	378,400	12,846,680
Daktronics, Inc. (b)	300	1,218
Flex Ltd. (b)	447,200	10,178,272
Identiv, Inc. (b)	205	1,439
IPG Photonics Corp. (b)	93	11,461
Jabil, Inc.	143,800	11,939,714
Keysight Technologies, Inc. (b)	422,761	67,624,850
Knowles Corp. (b)	200	3,396
Ouster, Inc. (b)	3,400	4,080
Plexus Corp. (b)	37	3,548
Rogers Corp. (b)	1,700	250,240
Sanmina Corp. (b)	399	24,124
TD SYNNEX Corp.	110,906	10,704,647
TE Connectivity Ltd.	22,800	2,902,896
Teledyne Technologies, Inc. (b)	86,492	37,197,614
Trimble, Inc. (b)	315,981	16,449,971
TTM Technologies, Inc. (b)	26,600	353,514
Vishay Intertechnology, Inc.	621,335	13,190,942
Zebra Technologies Corp. Class A (b)	22	6,606
		256,187,479
IT Services - 3.8%
Accenture PLC Class A	533,866	141,768,116
Akamai Technologies, Inc. (b)	5,600	406,560
Amdocs Ltd.	179,800	16,471,478
Automatic Data Processing, Inc.	141,609	31,128,490
AvidXchange Holdings, Inc. (b)	4,900	48,755
Block, Inc. Class A (b)	587,100	45,048,183
Brightcove, Inc. (b)	500	2,685
Broadridge Financial Solutions, Inc.	2,692	378,980
Capgemini SA	32,600	6,132,449
Cognizant Technology Solutions Corp. Class A	257,171	16,106,620
Concentrix Corp.	19,600	2,682,064
Conduent, Inc. (b)	6,100	24,278
CSG Systems International, Inc.	185,800	10,441,960
Dlocal Ltd. (b)	160,100	2,391,894
DXC Technology Co. (b)	277,632	7,701,512
EPAM Systems, Inc. (b)	35,978	11,068,632
Euronet Worldwide, Inc. (b)(c)	3,400	370,090
Fastly, Inc. Class A (b)	3,600	50,004
Fidelity National Information Services, Inc.	90,800	5,754,009
Fiserv, Inc. (b)	1,108,146	127,536,523
FleetCor Technologies, Inc. (b)	584,286	125,498,790
Flywire Corp. (b)	27,336	676,019
Gartner, Inc. (b)	29,985	9,829,383
Global Payments, Inc.	537,513	60,308,959
GoDaddy, Inc. (b)	43,181	3,269,234
Grid Dynamics Holdings, Inc. (b)	24,400	284,260
IBM Corp.	559,355	72,324,602
Jack Henry & Associates, Inc.	3,293	540,842
Kyndryl Holdings, Inc. (b)	102,600	1,609,794
Marqeta, Inc. Class A (b)	24,500	142,100
MasterCard, Inc. Class A	1,281,095	455,160,243
MongoDB, Inc. Class A (b)(c)	57,803	12,110,885
Okta, Inc. (b)	5,455	388,887
Paychex, Inc.	324,545	35,829,768
Payoneer Global, Inc. (b)	43,426	251,871
PayPal Holdings, Inc. (b)	784,932	57,770,995
Rackspace Technology, Inc. (b)(c)	6,850	16,098
Repay Holdings Corp. (b)	8,900	75,472
Shopify, Inc. Class A (b)(c)	475,810	19,574,823
Snowflake, Inc. (b)	73,440	11,337,667
Squarespace, Inc. Class A (b)	8,600	201,326
SS&C Technologies Holdings, Inc.	173,543	10,186,974
The Western Union Co.	135,900	1,761,264
Thoughtworks Holding, Inc. (b)	100	736
Toast, Inc. (b)	5,600	105,952
Twilio, Inc. Class A (b)	51,900	3,488,199
Unisys Corp. (b)	700	3,486
VeriSign, Inc. (b)	67,815	13,348,026
Verra Mobility Corp. (b)	36,200	623,726
Visa, Inc. Class A (c)	2,564,486	564,033,051
WEX, Inc. (b)	38,599	7,442,273
Wix.com Ltd. (b)	39,200	3,548,776
Worldline SA (a)(b)	59,230	2,467,077
		1,899,724,840
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (b)	2,671,053	209,891,345
Allegro MicroSystems LLC (b)	2,200	96,096
Analog Devices, Inc.	470,938	86,402,995
Applied Materials, Inc.	596,254	69,254,902
ASML Holding NV	64,233	39,678,651
ASML Holding NV (Netherlands)	10,100	6,225,201
AXT, Inc. (b)	100	437
Broadcom, Inc.	369,082	219,341,742
Enphase Energy, Inc. (b)	117,873	24,815,803
Entegris, Inc.	294,900	25,134,327
Everspin Technologies, Inc. (b)	100	690
First Solar, Inc. (b)	25,366	4,290,405
FormFactor, Inc. (b)	800	24,080
Impinj, Inc. (b)(c)	3,900	517,218
Intel Corp.	2,185,769	54,491,221
KLA Corp.	117,688	44,648,473
Kopin Corp. (b)	7,300	8,395
Lam Research Corp.	137,020	66,593,090
Lattice Semiconductor Corp. (b)	20,700	1,758,672
MACOM Technology Solutions Holdings, Inc. (b)	1,652	113,228
Marvell Technology, Inc.	1,169,991	52,825,094
MaxLinear, Inc. Class A (b)	2,900	99,209
MediaTek, Inc.	156,000	3,669,096
Microchip Technology, Inc.	900,365	72,956,576
Micron Technology, Inc.	770,022	44,522,672
Monolithic Power Systems, Inc.	103,544	50,145,324
NVIDIA Corp.	3,081,654	715,436,793
NXP Semiconductors NV	1,205,584	215,172,632
onsemi (b)	706,960	54,725,774
PDF Solutions, Inc. (b)	146	5,466
Photronics, Inc. (b)	7,700	135,674
Pixelworks, Inc. (b)	100	160
Power Integrations, Inc.	2	165
Qorvo, Inc. (b)	209,403	21,126,669
Qualcomm, Inc.	1,976,675	244,178,663
Renesas Electronics Corp. (b)	810,800	10,473,506
Semtech Corp. (b)	18,319	564,408
Silergy Corp.	122,000	2,309,824
Silicon Laboratories, Inc. (b)	1,300	232,089
SiTime Corp. (b)	1,624	201,620
Skyworks Solutions, Inc.	142,977	15,951,944
SolarEdge Technologies, Inc. (b)	43,786	13,920,445
Synaptics, Inc. (b)	105	12,349
Taiwan Semiconductor Manufacturing Co. Ltd.	808,000	13,249,839
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,591	37,143,278
Teradyne, Inc.	914,109	92,452,984
Texas Instruments, Inc.	370,027	63,441,129
Veeco Instruments, Inc. (b)	1,900	40,413
Wolfspeed, Inc. (b)(c)	500	36,990
		2,578,317,756
Software - 7.5%
8x8, Inc. (b)(c)	2,164	11,512
ACI Worldwide, Inc. (b)	1,600	41,360
Adobe, Inc. (b)	704,803	228,320,932
American Software, Inc. Class A	237	3,209
Amplitude, Inc. (b)	2,400	31,680
ANSYS, Inc. (b)	113,685	34,515,903
Appian Corp. Class A (b)	6,500	269,425
AppLovin Corp. (b)	500	6,750
Asana, Inc. (b)	27,100	400,809
Atlassian Corp. PLC (b)	4,100	673,753
Autodesk, Inc. (b)	436,171	86,662,816
Black Knight, Inc. (b)	15,392	917,363
Blackbaud, Inc. (b)	595	33,136
Box, Inc. Class A (b)	24,400	813,740
Cadence Design Systems, Inc. (b)	374,692	72,293,074
CCC Intelligent Solutions Holdings, Inc. (b)(d)	35,655	319,112
Cerence, Inc. (b)	9,200	251,896
Ceridian HCM Holding, Inc. (b)	86,450	6,304,799
Clear Secure, Inc. (c)	10,600	325,844
Consensus Cloud Solutions, Inc. (b)	54,833	2,250,346
Coupa Software, Inc. (b)	29,712	2,406,672
Crowdstrike Holdings, Inc. (b)	9,200	1,110,348
CS Disco, Inc. (b)	814	5,698
Cvent Holding Corp. (b)(d)	88,079	639,454
Datadog, Inc. Class A (b)	45,000	3,443,400
Descartes Systems Group, Inc. (b)	139,134	10,251,393
Digital Turbine, Inc. (b)	42,300	454,302
DocuSign, Inc. (b)	35,100	2,153,385
Domo, Inc. Class B (b)	8,100	124,497
Dropbox, Inc. Class A (b)	378,000	7,711,200
Dynatrace, Inc. (b)	2,400	102,072
Ebix, Inc. (c)	11,800	205,084
Elastic NV (b)	49,600	2,927,392
Envestnet, Inc. (b)	100	6,251
Everbridge, Inc. (b)	1,100	35,948
Expensify, Inc. (b)	2,900	24,418
Fair Isaac Corp. (b)	990	670,616
Five9, Inc. (b)	44,500	2,937,000
Fortinet, Inc. (b)	837,827	49,800,437
Gen Digital, Inc.	509,369	9,937,789
GitLab, Inc. (b)	11,000	484,440
HashiCorp, Inc. (b)(c)	46,796	1,366,443
HubSpot, Inc. (b)	24,605	9,518,690
InterDigital, Inc.	1,600	116,784
Intuit, Inc.	450,579	183,466,757
LivePerson, Inc. (b)	5,300	53,636
Liveramp Holdings, Inc. (b)	4,100	96,883
Microsoft Corp.	9,273,803	2,313,071,944
Model N, Inc. (b)	300	9,960
Momentive Global, Inc. (b)	4,800	33,120
NCR Corp. (b)	220,437	5,627,757
New Relic, Inc. (b)	200	14,594
Nutanix, Inc. Class A (b)	6,000	169,500
Olo, Inc. (b)	700	5,551
ON24, Inc. (b)	4,400	42,416
Oracle Corp.	1,337,911	116,933,421
Palantir Technologies, Inc. (b)(c)	195,900	1,535,856
Palo Alto Networks, Inc. (b)	50,306	9,476,141
Paycom Software, Inc. (b)	299	86,429
Paycor HCM, Inc. (b)(c)	3,600	89,172
PowerSchool Holdings, Inc. (b)	33	757
PTC, Inc. (b)	30	3,760
Q2 Holdings, Inc. (b)	4,749	153,298
Qualtrics International, Inc. (b)	59,504	1,006,808
Qualys, Inc. (b)	2,100	248,115
Rapid7, Inc. (b)	1,652	78,140
Roper Technologies, Inc.	217,968	93,769,834
Salesforce.com, Inc. (b)	1,527,991	249,994,608
Samsara, Inc. (b)	200	3,332
SecureWorks Corp. (b)	1,241	9,394
SentinelOne, Inc. (b)	100	1,599
ServiceNow, Inc. (b)	100,892	43,602,496
Sprout Social, Inc. (b)	200	12,196
Sumo Logic, Inc. (b)	100	1,187
Synopsys, Inc. (b)	260,865	94,892,252
Teradata Corp. (b)(c)	22,600	921,176
Tyler Technologies, Inc. (b)	1,000	321,250
UiPath, Inc. Class A (b)	100	1,484
Upland Software, Inc. (b)	12,122	70,186
Varonis Systems, Inc. (b)	18,200	492,856
VMware, Inc. Class A (b)	77,800	8,568,114
Workday, Inc. Class A (b)	312,130	57,890,751
Xperi, Inc. (b)	2,700	31,563
Zoom Video Communications, Inc. Class A (b)	49,962	3,726,666
Zscaler, Inc. (b)	1,600	209,840
Zuora, Inc. (b)	11,400	96,558
		3,727,702,529
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	14,639,287	2,157,977,297
Dell Technologies, Inc.	497,000	20,198,080
Hewlett Packard Enterprise Co.	2,574,814	40,192,847
HP, Inc.	1,621,300	47,860,776
Immersion Corp.	4,400	33,660
NetApp, Inc.	221,636	14,306,604
Pure Storage, Inc. Class A (b)	275,964	7,876,013
Seagate Technology Holdings PLC	1,024,165	66,120,092
Super Micro Computer, Inc. (b)	4,100	401,677
Western Digital Corp. (b)	358,901	13,810,510
Xerox Holdings Corp.	386,650	6,375,859
		2,375,153,415
TOTAL INFORMATION TECHNOLOGY		11,104,141,139
MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	122,207	34,948,758
Albemarle Corp.	32,660	8,305,765
Ashland, Inc.	2,000	203,560
Aspen Aerogels, Inc. (b)	400	4,340
Avient Corp.	800	34,904
Axalta Coating Systems Ltd. (b)	221,153	6,590,359
Cabot Corp.	19,501	1,550,915
Celanese Corp. Class A	69,513	8,079,496
CF Industries Holdings, Inc.	414,022	35,560,350
Chemtrade Logistics Income Fund	147,800	994,360
Corteva, Inc.	790,520	49,241,491
Dow, Inc. (c)	669,957	38,321,540
DuPont de Nemours, Inc.	63,800	4,659,314
Eastman Chemical Co.	752,707	64,130,636
Ecolab, Inc.	131,000	20,877,470
Ecovyst, Inc. (b)	153	1,536
Element Solutions, Inc.	3,300	67,782
FMC Corp.	519,401	67,080,639
Huntsman Corp.	741,335	21,750,769
Ingevity Corp. (b)	143,500	11,847,360
International Flavors & Fragrances, Inc.	700	65,240
Intrepid Potash, Inc. (b)(c)	14,600	462,382
Linde PLC	773,174	269,350,626
Livent Corp. (b)(c)	17,800	417,410
LSB Industries, Inc. (b)	34,800	472,932
LyondellBasell Industries NV Class A	416,749	40,003,737
Mativ, Inc. (c)	240,600	6,233,946
New Linde PLC	200	69,529
Nutrien Ltd.	88,516	6,884,774
Olin Corp.	331,762	19,159,256
PPG Industries, Inc.	402,269	53,123,644
RPM International, Inc.	402,634	35,685,451
Sensient Technologies Corp.	197	14,852
Sherwin-Williams Co.	233,487	51,682,347
The Chemours Co. LLC	419,702	14,345,414
The Mosaic Co.	209,104	11,122,242
Tronox Holdings PLC	116,300	1,814,280
Valhi, Inc.	200	4,738
Valvoline, Inc.	80,400	2,830,080
Westlake Corp. (c)	7,808	930,245
		888,924,469
Construction Materials - 0.2%
Eagle Materials, Inc.	1,197	167,963
Martin Marietta Materials, Inc.	126,248	45,432,868
Summit Materials, Inc.	8,539	252,242
Vulcan Materials Co.	123,634	22,366,627
		68,219,700
Containers & Packaging - 0.5%
Amcor PLC	970,689	10,813,475
Aptargroup, Inc.	12,701	1,482,461
Avery Dennison Corp.	133,261	24,278,822
Ball Corp. (c)	1,266,987	71,217,339
Berry Global Group, Inc.	390,425	24,245,393
Crown Holdings, Inc.	87,013	7,527,495
Graphic Packaging Holding Co.	136,600	3,251,080
Greif, Inc. Class A	21,100	1,499,155
International Paper Co.	416,651	15,161,930
O-I Glass, Inc. (b)	155,200	3,448,544
Packaging Corp. of America	263,388	36,010,407
Ranpak Holdings Corp. (A Shares) (b)	1,549	9,759
Sealed Air Corp.	311,091	15,125,244
Silgan Holdings, Inc.	72	3,845
Sonoco Products Co.	39,600	2,338,776
WestRock Co.	932,382	29,276,795
		245,690,520
Metals & Mining - 0.4%
Alcoa Corp.	19,000	929,860
Arconic Corp. (b)	13,900	367,516
ATI, Inc. (b)	800	32,520
Century Aluminum Co. (b)	29,700	358,479
Cleveland-Cliffs, Inc. (b)	42,200	900,126
First Quantum Minerals Ltd.	205,800	4,496,078
Freeport-McMoRan, Inc.	1,456,398	59,668,626
Glencore PLC	3,550,427	21,167,169
MP Materials Corp. (b)(c)	6,800	238,000
Newmont Corp. (c)	40,000	1,744,400
Nucor Corp.	224,500	37,590,280
Reliance Steel & Aluminum Co.	207,405	51,403,255
Royal Gold, Inc.	11	1,307
Schnitzer Steel Industries, Inc. Class A	200	6,538
Southern Copper Corp. (c)	900	66,321
Steel Dynamics, Inc.	162,652	20,512,044
SunCoke Energy, Inc.	3,114	29,614
TimkenSteel Corp. (b)	100	1,829
United States Steel Corp. (c)	318,000	9,740,340
Warrior Metropolitan Coal, Inc.	2,200	84,194
		209,338,496
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	452	26,447
Sylvamo Corp.	28,090	1,385,680
West Fraser Timber Co. Ltd. (c)	110,849	8,320,326
		9,732,453
TOTAL MATERIALS		1,421,905,638
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Acadia Realty Trust (SBI)	405	5,901
Agree Realty Corp.	5,800	410,524
Alexandria Real Estate Equities, Inc.	63,345	9,487,814
American Homes 4 Rent Class A	451,137	13,994,270
American Tower Corp.	417,110	82,591,951
Apartment Income (REIT) Corp.	620	23,436
Apartment Investment & Management Co. Class A	2,600	19,500
Apple Hospitality (REIT), Inc.	332,687	5,492,662
AvalonBay Communities, Inc.	61,345	10,583,239
Boston Properties, Inc.	123,529	8,088,679
Brandywine Realty Trust (SBI)	776,500	4,573,585
Brixmor Property Group, Inc.	441,198	9,988,723
Camden Property Trust (SBI)	41,982	4,817,854
City Office REIT, Inc.	2,173	18,384
Corporate Office Properties Trust (SBI)	69,000	1,754,670
Crown Castle International Corp.	271,900	35,550,925
CubeSmart	21,800	1,024,382
DiamondRock Hospitality Co.	172	1,500
Douglas Emmett, Inc.	18,100	255,753
EastGroup Properties, Inc.	23,672	3,864,927
Elme Communities (SBI)	63,900	1,189,179
EPR Properties	3,600	147,024
Equinix, Inc.	67,778	46,649,564
Equity Lifestyle Properties, Inc.	394,320	27,014,863
Equity Residential (SBI)	278,375	17,404,005
Essential Properties Realty Trust, Inc.	300	7,728
Essex Property Trust, Inc.	94,582	21,570,371
Extra Space Storage, Inc.	82,636	13,606,017
Farmland Partners, Inc.	6,200	66,464
Federal Realty Investment Trust (SBI)	84,646	9,038,500
Four Corners Property Trust, Inc.	195	5,294
Healthpeak Properties, Inc.	246,403	5,928,456
Highwoods Properties, Inc. (SBI)	202	5,353
Host Hotels & Resorts, Inc.	2,131,709	35,812,711
Hudson Pacific Properties, Inc.	20,300	187,369
Industrial Logistics Properties Trust	24,708	101,303
Invitation Homes, Inc.	132,300	4,135,698
Iron Mountain, Inc.	21,600	1,139,400
iStar Financial, Inc.	100	770
JBG SMITH Properties	222,620	3,840,195
Kilroy Realty Corp.	9,200	331,384
Kimco Realty Corp.	695,038	14,324,733
Lamar Advertising Co. Class A	85,401	8,929,529
Life Storage, Inc.	6,200	747,224
Mid-America Apartment Communities, Inc.	97,314	15,579,971
National Retail Properties, Inc.	2,337	105,913
National Storage Affiliates Trust	8,900	376,470
Omega Healthcare Investors, Inc.	439,500	11,774,205
Orion Office (REIT), Inc.	100	856
Paramount Group, Inc.	715,700	3,771,739
Park Hotels & Resorts, Inc.	16,800	231,000
Phillips Edison & Co., Inc.	799	27,238
Piedmont Office Realty Trust, Inc. Class A	802,600	7,343,790
Prologis (REIT), Inc.	1,207,580	149,015,372
Public Storage	226,692	67,769,573
Rayonier, Inc.	283,879	9,532,657
Realty Income Corp.	1,700	108,715
Regency Centers Corp.	132,913	8,360,228
Retail Opportunity Investments Corp.	6,000	85,380
Rexford Industrial Realty, Inc.	241,091	14,576,362
RLJ Lodging Trust	2,051	23,258
Ryman Hospitality Properties, Inc.	98	9,091
SBA Communications Corp. Class A	297,692	77,206,420
Service Properties Trust	340,500	3,738,690
Simon Property Group, Inc.	369,687	45,135,086
SITE Centers Corp.	167,963	2,245,665
Spirit Realty Capital, Inc.	5,400	222,372
Sun Communities, Inc.	369,978	52,958,651
Sunstone Hotel Investors, Inc.	100	1,057
The Macerich Co.	15,900	190,005
UDR, Inc.	8,900	381,276
Uniti Group, Inc.	18,300	100,467
Urban Edge Properties	108	1,663
Ventas, Inc.	1,254,857	61,048,793
Veris Residential, Inc. (b)	40,358	651,378
VICI Properties, Inc.	11,200	375,536
Welltower, Inc.	513,790	38,082,115
Weyerhaeuser Co.	692,471	21,639,719
WP Carey, Inc.	38,400	3,116,544
Xenia Hotels & Resorts, Inc.	104	1,460
		1,000,520,528
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (b)	20,500	118,695
CBRE Group, Inc. (b)	341,313	29,059,389
Cushman & Wakefield PLC (b)	83,500	1,080,490
Five Point Holdings LLC Class A (b)	800	1,752
Jones Lang LaSalle, Inc. (b)	20,400	3,558,984
Newmark Group, Inc.	800	6,416
WeWork, Inc. (b)(c)	68,205	79,118
		33,904,844
TOTAL REAL ESTATE		1,034,425,372
UTILITIES - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	107,200	5,496,144
American Electric Power Co., Inc.	74,704	6,571,711
Avangrid, Inc.	92	3,591
Constellation Energy Corp.	156,762	11,739,906
Duke Energy Corp.	358,800	33,820,488
Edison International	395,630	26,194,662
Entergy Corp.	124,598	12,817,396
Evergy, Inc.	133,965	7,878,482
Eversource Energy	128,617	9,692,577
Exelon Corp. (c)	1,653,003	66,764,791
FirstEnergy Corp.	619,218	24,483,880
Hawaiian Electric Industries, Inc.	91	3,681
IDACORP, Inc.	98	10,133
NextEra Energy, Inc.	2,737,439	194,440,292
NRG Energy, Inc.	680,100	22,300,479
OGE Energy Corp.	76,458	2,731,080
PG&E Corp. (b)	7,799,831	121,833,360
Pinnacle West Capital Corp.	68,836	5,071,836
PNM Resources, Inc.	11,744	575,456
PPL Corp.	2,588,968	70,083,364
Southern Co.	1,312,130	82,742,918
Xcel Energy, Inc.	632,191	40,820,573
		746,076,800
Gas Utilities - 0.1%
Atmos Energy Corp. (c)	285,027	32,153,896
National Fuel Gas Co.	32,759	1,876,436
New Jersey Resources Corp.	96	4,899
ONE Gas, Inc.	72	5,772
Spire, Inc.	96	6,758
UGI Corp.	307,200	11,437,056
		45,484,817
Independent Power and Renewable Electricity Producers - 0.0%
Energy Harbor Corp. (b)	13,600	1,047,200
Montauk Renewables, Inc. (b)	19,000	187,340
Ormat Technologies, Inc.	94	7,945
The AES Corp.	255,104	6,295,967
Vistra Corp.	900,800	19,808,592
		27,347,044
Multi-Utilities - 0.7%
Ameren Corp.	399,925	33,077,797
Avista Corp.	7,000	287,840
Black Hills Corp.	95	5,834
CenterPoint Energy, Inc.	130,600	3,633,292
CMS Energy Corp.	207,904	12,260,099
Consolidated Edison, Inc.	175,618	15,691,468
Dominion Energy, Inc.	1,630,479	90,687,242
DTE Energy Co.	344,723	37,819,560
NiSource, Inc.	149,572	4,102,760
Public Service Enterprise Group, Inc.	1,019,849	61,629,475
Sempra Energy	365,702	54,840,672
WEC Energy Group, Inc.	270,627	23,993,790
		338,029,829
Water Utilities - 0.0%
American Water Works Co., Inc.	594	83,386
TOTAL UTILITIES		1,157,021,876
TOTAL COMMON STOCKS (Cost $27,176,993,106)		44,664,426,252

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.68% to 4.73% 5/18/23 to 6/22/23 (f) (Cost $3,229,666)	3,274,000	3,228,981

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (g) (Cost $11,491,612)	1,313,459	12,162,626

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	31,268,411	31,274,664
Fidelity Securities Lending Cash Central Fund 4.63% (h)(i)	433,511,558	433,554,910
Invesco Government & Agency Portfolio Institutional Class 4.51% (j)	521,569,303	521,569,303
TOTAL MONEY MARKET FUNDS (Cost $986,398,493)		986,398,877

Equity Funds - 8.9%
	Shares	Value ($)
Large Blend Funds - 3.0%
Fidelity SAI U.S. Large Cap Index Fund (g)	16,356,871	285,100,267
Fidelity SAI U.S. Low Volatility Index Fund (g)	6,739,503	110,325,665
iShares S&P 500 Index ETF	1,554,080	618,477,218
PIMCO StocksPLUS Absolute Return Fund Institutional Class	48,951,933	457,211,054
SPDR S&P 500 ETF Trust (c)	25,700	10,183,882
TOTAL LARGE BLEND FUNDS		1,481,298,086
Large Growth Funds - 5.9%
Fidelity Blue Chip Growth Fund (g)	1,954,798	245,639,974
Fidelity Growth Company Fund (g)	102,032,373	2,508,976,043
Fidelity SAI U.S. Momentum Index Fund (g)	865,103	11,523,168
Fidelity SAI U.S. Quality Index Fund (g)	11,299,271	176,607,613
TOTAL LARGE GROWTH FUNDS		2,942,746,798
Mid-Cap Blend Funds - 0.0%
Fidelity Mid Cap Index Fund (g)	126,864	3,474,794
TOTAL EQUITY FUNDS (Cost $2,926,040,962)		4,427,519,678

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	121	48,038,815	3,750	03/01/23	908
S&P 500 Index	Chicago Board Options Exchange	62	24,614,930	3,750	03/08/23	11,160
S&P 500 Index	Chicago Board Options Exchange	56	22,232,840	3,700	03/01/23	420
S&P 500 Index	Chicago Board Options Exchange	60	23,820,900	3,700	03/08/23	6,000
S&P 500 Index	Chicago Board Options Exchange	59	23,423,885	3,700	03/15/23	33,630
S&P 500 Index	Chicago Board Options Exchange	57	22,629,855	3,650	03/08/23	3,705
S&P 500 Index	Chicago Board Options Exchange	63	25,011,945	3,650	03/15/23	22,995
S&P 500 Index	Chicago Board Options Exchange	60	23,820,900	3,650	03/22/23	50,700

						129,518
TOTAL PURCHASED OPTIONS (Cost 273,250)						129,518

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $31,104,427,089)	50,093,865,932
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(406,360,763)
NET ASSETS - 100.0%	49,687,505,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	228	Mar 2023	45,320,700	(399,844)	(399,844)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	66	26,202,990	4,065.00	03/01/23	(674,190)
S&P 500 Index	Chicago Board Options Exchange	55	21,835,825	4,075.00	03/01/23	(616,825)
S&P 500 Index	Chicago Board Options Exchange	62	24,614,930	4,060.00	03/08/23	(636,430)
S&P 500 Index	Chicago Board Options Exchange	56	22,232,840	4,035.00	03/01/23	(405,160)
S&P 500 Index	Chicago Board Options Exchange	60	23,820,900	4,020.00	03/08/23	(433,800)
S&P 500 Index	Chicago Board Options Exchange	59	23,423,885	4,010.00	03/15/23	(497,665)
S&P 500 Index	Chicago Board Options Exchange	57	22,629,855	3,965.00	03/08/23	(231,705)
S&P 500 Index	Chicago Board Options Exchange	63	25,011,945	3,955.00	03/15/23	(361,935)
S&P 500 Index	Chicago Board Options Exchange	60	23,820,900	3,945.00	03/22/23	(403,500)

TOTAL WRITTEN OPTIONS						(4,261,210)

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,800,994 or 0.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $958,566 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,472,692.
(g)	Affiliated Fund
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	356,550

Cvent Holding Corp.	7/23/21	880,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	31,252,236	240,448,066	240,425,638	998,478	-	-	31,274,664	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	433,242,705	2,042,092,449	2,041,780,244	573,189	-	-	433,554,910	1.4%
Total	464,494,941	2,282,540,515	2,282,205,882	1,571,667	-	-	464,829,574

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Blue Chip Growth Fund	124,857,618	130,606,993	10,000,000	606,993	(3,600,770)	3,776,133	245,639,974
Fidelity Growth Company Fund	2,708,289,861	154,065,024	167,468,900	154,065,033	(11,866,321)	(174,043,621)	2,508,976,043
Fidelity Mid Cap Index Fund	3,463,398	67,060	-	67,060	-	(55,664)	3,474,794
Fidelity SAI Inflation-Focused Fund	15,530,401	1,468,909	-	1,468,909	-	(4,836,684)	12,162,626
Fidelity SAI U.S. Large Cap Index Fund	1,888,765,124	2,498,791,971	3,931,286,655	52,135,388	54,313,696	(225,483,869)	285,100,267
Fidelity SAI U.S. Low Volatility Index Fund	952,249,299	47,080,680	840,691,202	37,080,679	79,852,442	(128,165,554)	110,325,665
Fidelity SAI U.S. Momentum Index Fund	553,858,080	4,050,048	552,180,644	4,050,048	(10,902,252)	16,697,936	11,523,168
Fidelity SAI U.S. Quality Index Fund	1,629,549,515	43,549,365	1,426,993,378	18,549,365	184,631,559	(254,129,448)	176,607,613
	7,876,563,296	2,879,680,050	6,928,620,779	268,023,475	292,428,354	(766,240,771)	3,353,810,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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